Schedule of Movement in Allowance for Expected Credit Losses in Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Abstract]
As of January 1	$ 2,664	$ 1,831
Increase	1,273	1,069
Reversals	(1,612)	(379)
Write-off	(572)	(16)
Currency translation differences	(77)	159
As of December 31	$ 1,676	$ 2,664